Debt	12 Months Ended
Dec. 31, 2018
Debt [Abstract]
Disclosure of debt [Text block]

Debt

Philips has a USD 2.5 billion Commercial Paper Programme and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Programme. As of December 31, 2018, Philips did not have any loans outstanding under either facility. In April 2018, Philips successfully exercised, with existing terms and conditions, the first of two 1-year extension options of its EUR 1 billion committed standby revolving credit facility, extending the maturity date to April 21, 2023. The facility does not have a material adverse change clause, has no financial covenants and no credit-rating-related acceleration possibilities.

The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any.

Furthermore, the conditions applicable to the EUR denominated corporate bonds issued in 2017 and 2018 (due 2019, 2023, 2024 and 2028) contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued.

In March 2018, Philips refinanced a loan of EUR 178 million with a new long-term loan of EUR 200 million. In April 2018, Philips completed the early redemption of all the 3.750% USD bonds due 2022 with an aggregate principal amount of USD 1 billion, resulting in financial charges of EUR 24 million. For the purpose of the redemption, a EUR 900 million loan was entered into, which was repaid in May 2018 through the issuance of fixed-rate EUR bonds with an aggregate principal amount of EUR 1 billion (EUR 500 million 0.750% due 2024 and EUR 500 million 1.375% due 2028). 6.875% USD bonds due 2038 with an aggregate principal amount of USD 56 million and USD 16 million were redeemed in May and June 2018 respectively, resulting in financial charges of EUR 21 million. In Q4 2018, a nominal amount of EUR 423 million of forward contracts related to the EUR 1.5 billion share buyback program announced on June 28, 2017 matured. In addition, in Q4 2018, Philips entered into three tranches of forward purchases totaling 10 million shares for a nominal amount of EUR 319 million maturing through 2021 to cover its long-term incentive and employee stock purchase plans.

Long-term debt

The below tables present information about the long-term debt outstanding, its maturity and average interest rates in 2017 and 2018.

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2018

	amount outstanding in 2018	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,303		1,303		1,303	18.1	6.3%
EUR bonds	1,988	500	1,488	497	991	5.0	0.7%
Forward contracts	807	618	188	188		0.8
Finance leases	330	94	236	190	46	3.6	2.9%
Bank borrowings	211		211	6	205	6.2	0.3%
Other long-term debt	18	18	-	-	-	1.1	1.6%
Long-term debt	4,657	1,230	3,427	882	2,545	7.9	2.3%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2017

	amount outstanding in 2017	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	2,137		2,137	833	1,305	13.3	5.4%
EUR bonds	997		997	501	496	3.7	0.3%
Forward contracts	970	394	576	576		1.2
Finance leases	281	87	195	170	24	4.8	3.4%
Bank borrowings	190	52	138	138		2.1	1.3%
Other long-term debt	20	19	1	1	-	1.1	0.9%
Long-term debt	4,595	552	4,044	2,218	1,825	7.6	2.8%
Bonds

The below table discloses the amount outstanding and effective rate of bonds in 2017 and 2018.

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

2017 - 2018

	effective rate	2017	2018
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 9/06/2019; 3M Euribor +20bps		500	500
Due 5/02/2024; 3/4%	0.861%		500
Due 5/02/2028; 1 3/8%	1.523%		500
Unsecured USD Bonds
Due 5/15/25; 7 3/4%	7.429%	53	55
Due 6/01/26; 7 1/5%	6.885%	114	119
Due 5/15/25; 7 1/8%	6.794%	70	74
Due 11/03/38; 6 7/8%	7.210%	668	636
Due 3/15/22; 3 3/4% [1]	3.906%	837
Due 3/15/42; 5%	5.273%	418	438
Adjustments [2]		(26)	(31)
Unsecured Bonds		3,134	3,291
[1] In April 2018, Philips completed the early redemption of all the 3.750% USD bonds due 2022 with an aggregate principal amount of USD 1 billion.
[2] Adjustments related to both EUR and USD bonds and concern bond discounts and premium, transaction costs and fair value adjustments for interest rate derivatives.
Finance lease liabilities

The below table discloses the reconciliation between the total of future minimum lease payments and their present value.

For further information regarding the adoption of IFRS 16, please refer to Significant accounting policies.

Philips Group

Finance lease liabilities

in millions of EUR

2017 - 2018

	2017			2018
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	93	6	87	100	6	94
Between one and five years	184	14	170	206	16	190
More than five years	29	4	24	52	6	46
Finance lease	306	24	281	357	28	330
Short-term debt

Philips Group

Short-term debt

in millions of EUR

2017 - 2018

	2017	2018
Short-term bank borrowings	71	76
Forward contracts	49	88
Current portion of long-term debt	552	1,230
Short-term debt	672	1,394

During 2018, the weighted average interest rate on the bank borrowings was 15.0% (2017: 3.3%). The increase was mainly driven by a higher relative amount of borrowings in high interest rate countries. In addition, there was an increase in interest rates in these countries during 2018.